Fair Value Measurements - Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 310	$ 1,032	$ 996
Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets		967	996
Recurring basis | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	310	1,032	996
Recurring basis | Interest Rate Swap | Quoted Prices in Active Markets for Identical Assets and Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0	0	0
Recurring basis | Interest Rate Swap | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	310	1,032	996
Recurring basis | Interest Rate Swap | Significant Unobservable Inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0	0	0
Griffin Capital Essential Asset REIT, Inc. [Member] | Recurring basis | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	10,892	3,713
Derivative liabilities			(3,101)
Griffin Capital Essential Asset REIT, Inc. [Member] | Recurring basis | Interest Rate Swap | Quoted Prices in Active Markets for Identical Assets and Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0	0
Derivative liabilities			0
Griffin Capital Essential Asset REIT, Inc. [Member] | Recurring basis | Interest Rate Swap | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	10,892	3,713
Derivative liabilities			(3,101)
Griffin Capital Essential Asset REIT, Inc. [Member] | Recurring basis | Interest Rate Swap | Significant Unobservable Inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 0	$ 0
Derivative liabilities			$ 0